SEGMENTED INFORMATION - Revenue Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Closed Mines Services [Member] | Environmental Services
SEGMENTED INFORMATION
Total revenue commitments	$ 4,915
Closed Mines Services [Member] | 2023 | Environmental Services
SEGMENTED INFORMATION
Total revenue commitments	4,448
Closed Mines Services [Member] | 2024 | Environmental Services
SEGMENTED INFORMATION
Total revenue commitments	467
Closed Mines Services [Member] | 2025 | Environmental Services
SEGMENTED INFORMATION
Total revenue commitments	0
Closed Mines Services [Member] | 2026 | Environmental Services
SEGMENTED INFORMATION
Total revenue commitments	0
Closed Mines Services [Member] | Thereafter | Environmental Services
SEGMENTED INFORMATION
Total revenue commitments	0
Closed Mines Group
SEGMENTED INFORMATION
Total revenue commitments	4,915
Closed Mines Group | 2023
SEGMENTED INFORMATION
Total revenue commitments	4,448
Closed Mines Group | 2024
SEGMENTED INFORMATION
Total revenue commitments	467
Closed Mines Group | 2025
SEGMENTED INFORMATION
Total revenue commitments	0
Closed Mines Group | 2026
SEGMENTED INFORMATION
Total revenue commitments	0
Closed Mines Group | Thereafter
SEGMENTED INFORMATION
Total revenue commitments	$ 0